Schedule of Investments (unaudited) October 31, 2019	BlackRock Short Obligations Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities — 2.6%
BMW Vehicle Owner Trust, Series 2019-A, Class A2, 2.05%, 05/25/22	USD 21,980	$22,007,180
Carmax Auto Owner Trust, Series 2019-3, Class A2B, (LIBOR USD 1 Month + 0.25%), 2.16%, 12/15/22(a)	4,250	4,247,948
CarMax Auto Owner Trust:
Series 2019-1, Class A2A, 3.02%, 07/15/22	2,308	2,319,799
Series 2019-3, Class A2A, 2.21%, 12/15/22	4,050	4,061,215
DCENT, Series 2019, Class A2, 2.19%, 12/15/23(b)	25,000	25,012,117
Hyundai Auto Receivables Trust, Series 2019- B, Class A2, 1.93%, 07/15/22	10,000	9,999,381
Mercedes-Benz Auto Receivables Trust, Series 2018-1, Class A2A, 2.71%, 04/15/21	419	419,446
USAA Auto Owner Trust, Series 2019-1, Class A2, 2.26%, 02/15/22	11,510	11,526,736

Total Asset-Backed Securities — 2.6% (Cost: $79,515,203)		79,593,822

Corporate Bonds — 42.3%

Aerospace & Defense — 1.1%
Lockheed Martin Corp., 4.25%, 11/15/19	4,952	4,955,419
Raytheon Co., 3.13%, 10/15/20	6,600	6,679,992
United Technologies Corp.:
(LIBOR USD 3 Month + 0.35%), 2.60%, 11/01/19(a)	1,800	1,800,000
1.90%, 05/04/20	15,275	15,280,473
2.82%, 08/16/21(c)	4,865	4,865,939

		33,581,823

Auto Components — 0.1%
Toyota Industries Corp., 3.11%, 03/12/22(d)	2,559	2,615,050

Automobiles — 2.4%(d)
BMW US Capital LLC:
(LIBOR USD 3 Month + 0.38%), 2.42%, 04/06/20(a)	4,350	4,355,239
3.25%, 08/14/20	880	890,077
(LIBOR USD 3 Month + 0.50%), 2.68%, 08/13/21(a)	10,000	10,018,818
2.95%, 04/14/22	4,000	4,089,095
Daimler Finance North America LLC:
2.30%, 01/06/20	2,000	2,001,060
(LIBOR USD 3 Month + 0.63%), 2.67%, 01/06/20(a)	750	750,780
2.25%, 03/02/20	10,750	10,759,976
3.10%, 05/04/20	5,576	5,605,190
2.30%, 02/12/21	2,000	2,007,218
3.00%, 02/22/21	5,000	5,058,179
Hyundai Capital America:
2.55%, 04/03/20	5,970	5,979,889
(LIBOR USD 3 Month + 0.80%), 2.89%, 04/03/20(a)	425	425,738
3.00%, 10/30/20	2,255	2,266,018
(LIBOR USD 3 Month + 0.82%), 2.95%, 03/12/21(a)	1,000	1,001,430
Nissan Motor Acceptance Corp.(a):
(LIBOR USD 3 Month + 0.58%), 2.58%, 01/13/20	4,000	4,003,120
(LIBOR USD 3 Month + 0.39%), 2.49%, 09/28/20	750	750,294
Volkswagen Group of America Finance LLC:
3.88%, 11/13/20	7,000	7,127,151
2.50%, 09/24/21	665	669,471

Security	Par (000)	Value

Automobiles (continued)
(LIBOR USD 3 Month + 0.86%), 2.97%, 09/24/21(a)	USD 5,215	$5,241,734

		73,000,477

Banks — 20.5%
ABN AMRO Bank NV(d):
2.45%, 06/04/20	13,974	14,007,873
(LIBOR USD 3 Month + 0.41%), 2.38%, 01/19/21(a)	8,400	8,407,644
2.65%, 01/19/21	16,170	16,279,963
(LIBOR USD 3 Month + 0.57%), 2.70%, 08/27/21(a)	1,000	1,003,692
ANZ New Zealand Int’l Ltd., 2.75%, 01/22/21(d)	13,508	13,628,761
Australia & New Zealand Banking Group Ltd.:
2.25%, 11/09/20	2,425	2,436,208
(LIBOR USD 3 Month + 0.32%), 2.50%, 11/09/20(a)(d)	1,500	1,502,618
2.70%, 11/16/20	7,130	7,189,006
4.88%, 01/12/21(d)	3,000	3,104,244
(LIBOR USD 3 Month + 0.87%), 3.02%, 11/23/21(a)(d)	8,000	8,092,484
Bank of America Corp.:
2.63%, 10/19/20	4,000	4,026,779
5.88%, 01/05/21	4,050	4,235,724
Bank of America NA(a):
(LIBOR USD 3 Month + 0.35%), 2.48%, 05/24/21	12,000	12,011,433
(SOFR + 0.55%), 2.37%, 06/21/21	8,000	8,000,433
(LIBOR USD 3 Month + 0.32%), 2.26%, 07/26/21	5,000	5,003,450
Bank of Montreal, (LIBOR USD 3 Month +
0.34%), 2.34%, 07/13/20(a)	4,000	4,005,542
Bank of Nova Scotia (The):
2.35%, 10/21/20	6,800	6,832,662
2.50%, 01/08/21	1,256	1,265,147
Banque Federative du Credit Mutuel SA(d):
2.20%, 07/20/20	15,511	15,537,289
2.75%, 10/15/20	5,270	5,314,387
Barclays Bank plc, (LIBOR USD 3 Month +
0.30%), 2.65%, 12/14/20(a)	7,000	7,021,465
BB&T Corp., 2.15%, 02/01/21	9,387	9,419,146
BNP Paribas SA:
2.38%, 05/21/20	2,650	2,656,995
5.00%, 01/15/21	13,000	13,487,056
BNZ International Funding Ltd.(d):
2.75%, 03/02/21	2,085	2,102,876
2.90%, 02/21/22	5,300	5,386,960
Branch Banking & Trust Co.:
2.10%, 01/15/20	3,975	3,975,596
2.25%, 06/01/20	8,500	8,512,498
Canadian Imperial Bank of Commerce, (LIBOR USD 3 Month + 0.31%), 2.35%, 10/05/20(a)	1,000	1,002,270
Capital One NA:
2.35%, 01/31/20	3,000	3,001,715
2.95%, 07/23/21	5,673	5,760,080
2.15%, 09/06/22	8,185	8,182,145
Citibank NA:
2.13%, 10/20/20	3,700	3,707,959
(LIBOR USD 3 Month + 0.35%), 2.53%, 02/12/21(a)	1,000	1,001,485
2.85%, 02/12/21	8,700	8,801,187
(SOFR + 0.60%), 2.42%, 03/13/21(a)	10,460	10,464,958
(LIBOR USD 3 Month + 0.57%), 2.50%, 07/23/21(a)	1,000	1,003,902
3.16%, 02/19/22(c)	2,000	2,029,857

1

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Short Obligations Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Citigroup, Inc.(a):
(SOFR + 0.87%), 2.31%, 11/04/22	USD 4,000	$4,011,520
(SOFR + 0.87%), 2.43%, 11/04/22	5,000	5,011,300
Commonwealth Bank of Australia:
(LIBOR USD 3 Month + 0.45%), 2.58%, 03/10/20(a)(d)	1,135	1,136,754
5.00%, 03/19/20(d)	2,250	2,275,676
2.40%, 11/02/20	1,900	1,910,080
2.20%, 11/09/20(d)	6,000	6,020,964
2.55%, 03/15/21	6,990	7,062,589
Cooperatieve Rabobank UA:
4.50%, 01/11/21	19,000	19,584,121
2.50%, 01/19/21	5,500	5,541,613
3.13%, 04/26/21	4,800	4,885,956
2.75%, 01/10/22	1,040	1,056,422
DNB Bank ASA, 2.38%, 06/02/21(d)	2,439	2,455,848
Fifth Third Bank, 2.20%, 10/30/20	1,000	1,002,453
HSBC Bank USA NA, 4.88%, 08/24/20	1,330	1,360,606
HSBC Holdings plc:
(LIBOR USD 3 Month + 2.24%), 4.34%, 03/08/21(a)	2,500	2,559,368
5.10%, 04/05/21	3,000	3,128,869
(LIBOR USD 3 Month + 0.60%), 2.72%, 05/18/21(a)	2,715	2,718,204
2.95%, 05/25/21	11,000	11,149,890
(LIBOR USD 3 Month + 0.65%), 2.78%, 09/11/21(a)	1,500	1,503,342
2.65%, 01/05/22	4,000	4,043,035
HSBC USA, Inc.:
2.38%, 11/13/19	4,000	4,000,366
(LIBOR USD 3 Month + 0.61%), 2.79%, 11/13/19(a)	1,000	1,000,181
2.35%, 03/05/20	4,000	4,004,178
JPMorgan Chase & Co.:
2.75%, 06/23/20	4,000	4,021,493
(LIBOR USD 3 Month + 0.55%), 2.65%, 03/09/21(a)	5,000	5,006,700
Lloyds Bank plc:
2.70%, 08/17/20	5,312	5,343,994
6.38%, 01/21/21	3,500	3,683,710
3.30%, 05/07/21	1,000	1,018,077
Mitsubishi UFJ Trust & Banking Corp., 2.65%, 10/19/20(d)	19,225	19,367,472
Mizuho Bank Ltd.(d):
2.40%, 03/26/20	2,000	2,003,449
2.70%, 10/20/20	13,100	13,204,820
MUFG Bank Ltd.(d):
2.30%, 03/05/20	5,000	5,004,169
2.75%, 09/14/20	2,012	2,026,967
2.85%, 09/08/21	2,000	2,033,350
National Australia Bank Ltd.:
(LIBOR USD 3 Month + 0.59%), 2.60%, 01/10/20(a)(d)	1,500	1,501,696
2.63%, 07/23/20	2,000	2,011,418
2.50%, 01/12/21	1,000	1,006,230
2.63%, 01/14/21	10,837	10,929,555
1.88%, 07/12/21	3,000	2,999,987
National Bank of Canada, 2.15%, 06/12/20	12,652	12,672,627
Nordea Bank Abp(d):
2.13%, 05/29/20	9,215	9,225,009
2.50%, 09/17/20	4,000	4,023,464
4.88%, 01/14/21	4,600	4,759,861
Royal Bank of Canada, 2.15%, 10/26/20	3,000	3,008,625
Santander UK plc:
2.38%, 03/16/20	8,563	8,573,683

Security	Par (000)	Value

Banks (continued)
2.13%, 11/03/20	USD 18,347	$18,379,568
(LIBOR USD 3 Month + 0.30%), 2.59%, 11/03/20(a)	500	500,045
3.40%, 06/01/21	2,000	2,042,950
Skandinaviska Enskilda Banken AB:
2.30%, 03/11/20	2,000	2,001,857
2.45%, 05/27/20(d)	5,700	5,713,703
(LIBOR USD 3 Month + 0.72%), 2.86%, 12/01/20(a)(d)	3,000	3,016,890
(LIBOR USD 3 Month + 0.43%), 2.55%, 05/17/21(a)(d)	2,000	2,005,520
3.25%, 05/17/21(d)	1,500	1,527,228
3.05%, 03/25/22(d)	9,275	9,469,238
Societe Generale SA(d):
2.63%, 09/16/20	11,205	11,277,218
2.50%, 04/08/21	4,725	4,749,239
5.20%, 04/15/21	1,429	1,492,308
Sumitomo Mitsui Banking Corp.:
2.65%, 07/23/20	9,000	9,043,171
2.45%, 10/20/20	2,400	2,413,322
Svenska Handelsbanken AB:
(LIBOR USD 3 Month + 0.36%), 2.46%, 09/08/20(a)	395	395,810
2.40%, 10/01/20	2,500	2,514,840
3.35%, 05/24/21	1,190	1,216,253
Toronto-Dominion Bank (The):
3.00%, 06/11/20	7,450	7,501,723
(LIBOR USD 3 Month + 0.43%), 2.57%, 06/11/21(a)	1,500	1,505,280
US Bank NA, (LIBOR USD 3 Month + 0.29%), 3.10%, 05/21/21(a)	6,879	6,923,578
Wells Fargo & Co.:
Series N, 2.15%, 01/30/20	7,500	7,504,718
(LIBOR USD 3 Month + 1.34%), 3.47%, 03/04/21(a)	2,000	2,027,640
Wells Fargo Bank NA:
(LIBOR USD 3 Month + 0.23%), 2.23%, 01/15/20(a)	685	685,430
(LIBOR USD 3 Month + 0.38%), 2.53%, 05/21/21(a)	5,000	5,002,971
(LIBOR USD 3 Month + 0.50%), 2.43%, 07/23/21(a)	10,000	10,015,722
(LIBOR USD 3 Month + 0.49%), 3.33%, 07/23/21(a)	3,520	3,551,972
(LIBOR USD 3 Month + 0.51%), 2.46%, 10/22/21(a)	1,500	1,505,488
3.63%, 10/22/21	5,000	5,152,292
(LIBOR USD 3 Month + 0.61%), 2.90%, 05/27/22(a)	3,000	3,037,414
(LIBOR USD 3 Month + 0.66%), 2.80%, 09/09/22(a)	20,000	20,072,378
Westpac Banking Corp.:
3.05%, 05/15/20	3,000	3,018,914
2.60%, 11/23/20	12,613	12,713,728

		628,231,588

Biotechnology — 0.9%
Gilead Sciences, Inc.:
2.35%, 02/01/20	1,275	1,276,027
2.55%, 09/01/20	26,869	27,016,581

		28,292,608

Capital Markets — 5.4%
Bank of New York Mellon (The), (LIBOR USD 3 Month + 0.28%), 2.41%, 06/04/21(a)	25,000	25,033,250
Credit Suisse AG, 4.38%, 08/05/20	7,000	7,132,567

2

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Short Obligations Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets (continued)
Goldman Sachs Bank USA, (SOFR + 0.60%), 2.42%, 05/24/21(a)	USD 5,895	$5,900,959
Goldman Sachs Group, Inc. (The):
2.60%, 04/23/20	18,000	18,050,475
2.60%, 12/27/20	2,880	2,882,776
ING Bank NV(d):
2.45%, 03/16/20	13,855	13,881,684
2.70%, 08/17/20	3,025	3,044,858
2.75%, 03/22/21	1,330	1,345,168
2.05%, 08/15/21	4,684	4,694,694
Macquarie Bank Ltd.(d):
2.40%, 01/21/20	4,620	4,623,835
2.85%, 01/15/21	9,743	9,844,741
Morgan Stanley:
2.65%, 01/27/20	9,638	9,654,095
(LIBOR USD 3 Month + 0.55%), 2.73%, 02/10/21(a)	8,000	8,007,243
2.50%, 04/21/21	7,000	7,050,913
(LIBOR USD 3 Month + 1.40%), 3.37%, 04/21/21(a)	2,000	2,032,120
(SOFR + 0.83%), 2.65%, 06/10/22(a)	10,000	10,022,395
UBS AG:
2.20%, 06/08/20(d)	8,795	8,805,319
4.88%, 08/04/20	2,400	2,454,249
2.45%, 12/01/20(d)	15,000	15,059,700
(LIBOR USD 3 Month + 0.48%), 2.62%, 12/01/20(a)(d)	5,000	5,013,610

		164,534,651

Chemicals — 0.1%
Air Liquide Finance SA, 1.75%, 09/27/21(d)	3,197	3,184,567

Consumer Finance — 3.2%
American Express Co., 2.20%, 10/30/20	10,000	10,028,948
American Honda Finance Corp.:
2.00%, 11/13/19	500	499,998
(LIBOR USD 3 Month + 0.15%), 2.30%, 02/21/20(a)	1,000	1,000,439
3.15%, 01/08/21	1,405	1,426,349
(LIBOR USD 3 Month + 0.35%), 2.49%, 06/11/21(a)	6,645	6,660,843
2.20%, 06/27/22	10,500	10,615,499
Capital One Financial Corp., 2.50%, 05/12/20	1,134	1,136,408
Caterpillar Financial Services Corp.:
2.25%, 12/01/19	2,250	2,250,517
2.00%, 03/05/20	490	490,069
(LIBOR USD 3 Month + 0.25%), 2.38%, 08/26/20(a)	5,000	5,007,333
(LIBOR USD 3 Month + 0.30%), 2.41%, 03/08/21(a)	13,000	13,010,921
Harley-Davidson Financial Services, Inc.(d): 2.15%, 02/26/20	6,175	6,170,731
(LIBOR USD 3 Month + 0.50%), 2.65%, 05/21/20(a)	2,000	2,001,192
2.85%, 01/15/21	2,100	2,108,382
John Deere Capital Corp.:
(LIBOR USD 3 Month + 0.29%), 2.45%, 06/22/20(a)	2,000	2,003,560
(LIBOR USD 3 Month + 0.42%), 2.43%, 07/10/20(a)	2,000	2,004,753
2.45%, 09/11/20	785	788,821
PACCAR Financial Corp., (LIBOR USD 3 Month + 0.45%), 2.59%, 06/17/22(a)	20,000	20,025,262
Toyota Motor Credit Corp.:
(LIBOR USD 3 Month + 0.37%), 2.50%, 03/12/20(a)	1,000	1,001,384

Security	Par (000)	Value

Consumer Finance (continued)
(LIBOR USD 3 Month + 0.24%), 2.24%, 07/15/20(a)	USD 2,000	$2,002,075
3.05%, 01/08/21	1,220	1,238,735
(LIBOR USD 3 Month + 0.29%), 2.33%, 10/07/21(a)	7,000	7,003,743

		98,475,962

Diversified Financial Services — 0.7%
JPMorgan Chase Bank NA:
(LIBOR USD 3 Month + 0.28%), 2.60%, 02/01/21(a)	7,000	7,009,407
(SOFR + 0.61%), 2.43%, 02/19/21(a)	2,500	2,501,168
(LIBOR USD 3 Month + 0.37%), 2.49%, 02/19/21(a)	4,000	4,002,463
3.09%, 04/26/21(c)	6,500	6,532,398

		20,045,436

Diversified Telecommunication Services — 1.4%
BellSouth LLC, 4.27%, 04/26/20(d)(e)	8,000	8,007,360
Verizon Communications, Inc., (LIBOR USD 3 Month + 0.55%), 2.70%, 05/22/20(a)	34,640	34,735,462

		42,742,822

Electric Utilities — 0.7%
NextEra Energy Capital Holdings, Inc.:
Series H, 3.34%, 09/01/20	995	1,005,540
(LIBOR USD 3 Month + 0.45%), 2.55%, 09/28/20(a)	5,750	5,756,877
2.40%, 09/01/21	6,070	6,116,331
2.90%, 04/01/22	2,225	2,271,223
Xcel Energy, Inc., 2.40%, 03/15/21	7,238	7,278,634

		22,428,605

Energy Equipment & Services — 0.4%(d)
Schlumberger Finance Canada Ltd., 2.20%, 11/20/20	2,500	2,508,331
Schlumberger Holdings Corp., 3.00%, 12/21/20	5,000	5,045,563
Schlumberger Norge A/S, 4.20%, 01/15/21	3,612	3,680,889

		11,234,783

Entertainment — 0.5%(a)
NBCUniversal Enterprise, Inc., (LIBOR USD 3 Month + 0.40%), 2.50%, 04/01/21(d)	9,000	9,030,240
Walt Disney Co. (The), (LIBOR USD 3 Month + 0.25%), 2.36%, 09/01/21	6,000	6,016,680

		15,046,920

Food & Staples Retailing — 0.2%
Walgreens Boots Alliance, Inc., 2.70%, 11/18/19	5,927	5,928,259

Health Care Providers & Services — 0.2%
UnitedHealth Group, Inc.:
2.70%, 07/15/20	3,500	3,521,296
1.95%, 10/15/20	3,557	3,563,120

		7,084,416

Household Products — 0.3%
Church & Dwight Co., Inc., 2.45%, 12/15/19	9,800	9,800,272

Insurance — 0.4%(d)
Jackson National Life Global Funding, (LIBOR USD 3 Month + 0.30%), 2.30%, 10/15/20(a)	3,000	3,004,432
Suncorp-Metway Ltd.:
2.35%, 04/27/20	6,795	6,797,827
(LIBOR USD 3 Month + 0.50%), 2.47%, 10/19/20(a)	1,500	1,499,996
2.38%, 11/09/20	1,970	1,979,636

		13,281,891

3

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Short Obligations Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

IT Services — 0.6%
International Business Machines Corp., (LIBOR USD 3 Month + 0.40%), 2.58%, 05/13/21(a)	USD 17,000	$17,078,081

Media — 0.1%
Comcast Corp.:
(LIBOR USD 3 Month + 0.33%), 2.43%, 10/01/20(a)	1,500	1,503,765
3.30%, 10/01/20	1,330	1,347,853

		2,851,618

Oil, Gas & Consumable Fuels — 1.2%
BP Capital Markets plc, (LIBOR USD 3 Month + 0.25%), 2.38%, 11/24/20(a)	22,000	22,040,486
Enterprise Products Operating LLC:
5.20%, 09/01/20	2,600	2,670,622
2.85%, 04/15/21	9,000	9,111,470
TransCanada PipeLines Ltd.:
(LIBOR USD 3 Month + 0.28%), 2.43%, 11/15/19(a)	625	625,033
3.80%, 10/01/20	3,590	3,648,895

		38,096,506

Road & Rail — 0.4%
Ryder System, Inc.:
2.65%, 03/02/20	1,000	1,001,533
2.50%, 05/11/20	6,000	6,012,334
2.88%, 09/01/20	1,847	1,859,244
3.50%, 06/01/21	3,799	3,883,345

		12,756,456

Semiconductors & Semiconductor Equipment — 0.8%
Lam Research Corp.:
2.75%, 03/15/20	5,181	5,191,208
2.80%, 06/15/21	19,373	19,651,726

		24,842,934

Thrifts & Mortgage Finance — 0.7%
BPCE SA:
2.25%, 01/27/20	6,000	5,998,586
3.15%, 07/31/20(d)	5,000	5,046,280
2.75%, 12/02/21	8,938	9,063,704

		20,108,570

Total Corporate Bonds — 42.3% (Cost: $1,289,498,279)		1,295,244,295

Foreign Agency Obligations — 0.5%

France — 0.5%
Electricite de France SA, 2.35%, 10/13/20(d)	15,100	15,152,867

Total Foreign Agency Obligations — 0.5% (Cost: $15,076,410)		15,152,867

	Shares

Investment Companies — 0.5%
BlackRock Liquid Environmentally Aware Fund*	16,996,601	17,001,700

Total Investment Companies — 0.5% (Cost: $17,000,000)		17,001,700

Total Long-Term Investments — 45.9% (Cost: $1,401,089,892)		1,406,992,684

Security	Par (000)	Value

Short-Term Securities — 54.5%

Certificates of Deposit — 20.2%

Domestic — 0.6%(a)
Goldman Sachs Bank USA:
(SOFR + 0.25%), 2.07%, 06/29/20	USD 7,000	$6,999,953
(SOFR + 0.43%), 2.25%, 02/26/21	6,000	5,998,369
Morgan Stanley Bank NA, (US Federal Funds Effective Rate (continuous series) + 0.55%), 2.32%, 02/19/21	6,200	6,199,997

		19,198,319

Euro — 2.7%
DZ Bank AG Deutsche Zentral, 2.20%, 02/03/20(f)	12,000	11,940,165
DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main, 2.18%, 02/27/20(f)	30,000	29,811,290
Landesbank Baden-Wuerttemberg Capital Markets plc, 2.28%, 02/05/20(f)	30,000	29,825,132
Natixis SA(a):
(LIBOR USD 3 Month + 0.07%), 2.28%, 11/07/19	2,500	2,500,006
(SOFR + 0.30%), 2.12%, 06/05/20	7,000	7,005,679
(LIBOR USD 3 Month + 0.39%), 2.32%, 07/23/20	3,000	3,002,352

		84,084,624

Yankee — 16.9%(g)
Banco Santander SA, New York:
(LIBOR USD 1 Month + 0.24%), 2.23%, 01/06/20(a)	7,000	7,001,663
3.09%, 01/29/20	4,000	4,011,042
Bank of Montreal, Chicago(a):
(LIBOR USD 1 Month + 0.40%), 2.34%, 12/10/19	2,000	2,000,856
(LIBOR USD 1 Month + 0.16%), 2.19%, 06/01/20	13,000	12,993,439
(US Federal Funds Effective Rate (continuous series) + 0.31%), 2.13%, 07/13/20	8,000	7,999,979
(SOFR + 0.40%), 2.22%, 10/02/20	12,000	12,015,012
Bank of Nova Scotia, Houston(a):
(LIBOR USD 3 Month + 0.18%), 2.30%, 02/18/20	1,000	1,000,573
(US Federal Funds Effective Rate (continuous series) + 0.26%), 2.08%, 04/16/20	5,000	5,000,212
(US Federal Funds Effective Rate (continuous series) + 0.45%), 2.27%, 10/23/20	8,000	8,000,677
Barclays Bank plc, New York:
3.06%, 12/05/19	4,000	4,004,543
3.01%, 12/23/19	2,000	2,003,065
3.20%, 01/31/20	2,000	2,005,614
(LIBOR USD 3 Month + 0.50%), 2.71%, 02/07/20(a)	2,000	1,999,999
(LIBOR USD 1 Month + 0.48%), 2.28%, 04/30/20(a)	6,500	6,503,797
(LIBOR USD 1 Month + 0.48%), 2.42%, 08/10/20(a)	6,000	6,004,231
(LIBOR USD 3 Month + 0.45%), 2.48%, 10/08/20(a)	4,500	4,499,982
BNP Paribas SA, New York, (LIBOR USD 3
Month + 0.25%), 2.50%, 02/01/21(a)	20,000	19,999,977

4

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Short Obligations Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Yankee (continued)
Canadian Imperial Bank of Commerce, New York, (LIBOR USD 1 Month + 0.17%), 2.08%, 05/13/20(a)	USD 5,000	$4,998,355
Credit Agricole Corporate and Investment Bank SA, New York(a):
(LIBOR USD 3 Month + 0.39%), 2.57%, 05/11/20	1,000	1,001,674
(LIBOR USD 3 Month + 0.47%), 2.47%, 07/13/20	2,000	2,004,396
(LIBOR USD 3 Month + 0.35%), 2.29%, 07/30/20	11,000	11,009,675
(LIBOR USD 3 Month + 0.29%), 2.42%, 08/25/20	2,000	2,002,232
(LIBOR USD 3 Month + 0.40%), 2.53%, 09/24/20	1,000	1,001,311
(LIBOR USD 3 Month + 0.27%), 2.25%, 01/11/21	12,000	12,001,369
(LIBOR USD 3 Month + 0.60%), 2.60%, 01/14/21	2,000	2,007,992
Credit Agricole Corporate and Investment Bank, New York, (LIBOR USD 3 Month + 0.48%), 2.62%, 09/09/21(a)	6,000	6,001,058
Credit Industriel et Commercial SA, New York(a):
(LIBOR USD 1 Month + 0.22%), 2.04%, 04/24/20	15,000	15,002,904
(US Federal Funds Effective Rate (continuous series) + 0.36%), 2.18%, 07/21/20	6,000	6,000,838
Credit Suisse AG, New York(a):
(SOFR + 0.21%), 2.03%, 01/30/20	3,000	3,000,074
(SOFR + 0.41%), 2.23%, 02/28/20	2,000	2,001,392
(SOFR + 0.37%), 2.19%, 05/22/20	10,000	9,998,414
(SOFR + 0.32%), 2.14%, 07/27/20	9,000	9,004,679
(SOFR + 0.45%), 2.27%, 09/25/20	10,000	10,015,413
DNB Bank ASA, New York, (LIBOR USD 3 Month + 0.22%), 2.19%, 07/19/21(a)	20,000	19,999,960
Landesbank Baden-Wuerttemberg, New York, 2.17%, 01/09/20	10,000	10,006,224
Lloyds Bank Corporate Markets plc, New York:
(LIBOR USD 3 Month + 0.30%), 2.43%, 03/13/20(a)	5,000	5,003,544
2.72%, 04/09/20	4,000	4,013,716
(LIBOR USD 3 Month + 0.50%), 2.63%, 09/24/20(a)	1,500	1,503,287
(LIBOR USD 3 Month + 0.52%), 2.46%, 04/26/21(a)	14,000	14,014,201
(LIBOR USD 3 Month + 0.55%), 2.52%, 07/19/21(a)	15,800	15,799,957
Mizuho Bank Ltd., New York:
2.18%, 03/23/20	12,000	12,009,450
(LIBOR USD 3 Month + 0.33%), 2.33%, 04/15/20(a)	1,000	1,001,070
1.93%, 04/30/20	8,000	7,998,834
MUFG Bank Ltd., New York:
(LIBOR USD 3 Month + 0.18%), 2.31%, 02/24/20(a)	2,000	2,000,861
2.72%, 02/24/20(d)	4,000	4,010,093
2.84%, 02/24/20(d)	2,000	2,005,780
1.95%, 10/15/20(d)	4,000	4,000,358
1.98%, 10/15/20(d)	2,500	2,500,919
(LIBOR USD 3 Month + 0.50%), 2.44%, 01/25/21(a)	1,000	1,002,181
(LIBOR USD 3 Month + 0.50%), 2.50%, 07/16/21(a)	5,000	5,002,479

Security	Par (000)	Value

Yankee (continued)
Natixis SA, New York, (LIBOR USD 1 Month + 0.26%), 2.17%, 05/15/20(a)	USD 6,000	$6,001,324
Nordea Bank Abp, New York(a):
(LIBOR USD 3 Month + 0.27%), 2.45%, 08/10/20	1,000	1,001,375
(LIBOR USD 3 Month + 0.32%), 2.61%, 05/05/21	6,000	6,002,577
Norinchukin Bank, New York, 1.94%, 04/09/20	20,000	20,000,081
Skandinaviska Enskilda Banken AB, New York:
(LIBOR USD 3 Month + 0.15%), 2.24%, 10/02/20(a)	7,000	6,999,976
1.93%, 10/16/20	4,000	4,002,168
Societe Generale, New York:
2.88%, 02/06/20	2,000	2,004,551
2.80%, 03/13/20	2,000	2,005,759
(LIBOR USD 1 Month + 0.32%), 2.23%, 05/14/20(a)	8,000	8,004,134
Standard Chartered Bank, New York:
1.99%, 05/01/20	20,000	20,005,012
(LIBOR USD 3 Month + 0.28%), 2.52%, 11/06/20(a)	10,000	9,999,997
Sumitomo Mitsui Banking Corp., New York(a):
(LIBOR USD 3 Month + 0.41%), 2.56%, 06/18/20	7,000	7,013,791
(LIBOR USD 3 Month + 0.42%), 2.36%, 07/24/20	2,000	2,002,723
(LIBOR USD 3 Month + 0.39%), 2.57%, 02/12/21 - 09/10/21	19,000	19,013,470
(LIBOR USD 3 Month + 0.36%), 2.41%, 04/06/21	5,350	5,353,345
(LIBOR USD 3 Month + 0.36%), 2.52%, 05/13/21	9,000	9,006,034
(LIBOR USD 3 Month + 0.35%), 2.35%, 07/12/21	3,000	3,000,987
Sumitomo Mitsui Trust Bank Ltd., New York(a):
(LIBOR USD 3 Month + 0.24%), 2.24%, 01/15/20	2,000	2,000,728
(LIBOR USD 1 Month + 0.20%), 2.05%, 02/19/20	10,000	9,999,392
(LIBOR USD 3 Month + 0.19%), 2.32%, 02/25/20 - 05/18/20	9,000	9,005,008
Svenska Handelsbanken, New York(a):
(LIBOR USD 3 Month + 0.28%), 2.43%, 09/11/20	3,000	3,003,810
(LIBOR USD 3 Month + 0.15%), 2.24%, 10/02/20	15,000	14,999,950
Swedbank AB, New York, (LIBOR USD 1 Month + 0.20%), 2.18%, 02/07/20(a)	5,000	5,002,089
Toronto-Dominion Bank, New York:
(US Federal Funds Effective Rate (continuous series) + 0.31%), 2.13%, 07/16/20(a)	8,000	7,999,979
2.17%, 07/24/20	7,000	7,014,326
(LIBOR USD 3 Month + 0.19%), 2.24%, 09/28/20(a)	10,000	10,004,416

		516,416,353

Total Certificates of Deposit — 20.2% (Cost: $619,279,613)		619,699,296

5

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Short Obligations Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Paper — 28.1%
ABN AMRO Funding USA LLC, 2.73%, 12/09/19(f)	USD 4,000	$3,992,425
AT&T, Inc.(f):
2.82%, 12/02/19	18,000	17,965,888
2.42%, 12/06/19	3,000	2,993,592
2.31%, 12/10/19	2,000	1,995,244
0.00%, 12/11/19	9,000	8,978,055
Atlantic Asset Securitization LLC, 2.14%, 03/24/20(f)	5,000	4,963,508
Bank of Nova Scotia (The):
(LIBOR USD 1 Month + 0.17%), 2.08%, 05/15/20(a)	5,000	4,997,922
(LIBOR USD 1 Month + 0.16%), 1.96%, 05/27/20 - 05/29/20(a)	9,000	8,994,662
2.15%, 07/14/20	2,000	2,004,109
Barclays Bank plc, 3.35%, 11/15/19(f)	2,000	1,998,486
Bedford Row Funding Corp., 1.96%, 04/16/20(f)	3,000	2,975,472
Bell Canada, Inc.(f):
2.17%, 01/10/20	8,750	8,715,296
2.19%, 01/14/20 - 01/17/20	24,000	23,897,680
2.23%, 02/13/20	11,000	10,934,390
BP Capital Markets plc, 2.92%, 03/02/20(f)	9,000	8,944,373
Canadian Tire Corp. Ltd., 2.07%, 12/02/19(f)	8,500	8,483,892
CenterPoint Energy, Inc., 2.00%, 11/25/19(f)	2,000	1,997,319
Citibank NA, 2.10%, 06/12/20	2,000	2,002,759
Citigroup Global Markets, Inc., 1.97%, 05/26/20(f)	5,000	4,942,598
Coca-Cola Co. (The), 3.07%, 12/09/19(f)	4,000	3,992,941
Commonwealth Bank of Australia, 2.05%, 09/18/20(d)	15,000	15,044,050
Cooperatieve Rabobank UA, 4.75%, 01/15/20(d)	1,000	1,005,482
DNB Bank ASA, (LIBOR USD 1 Month + 0.19%), 2.18%, 03/05/20(a)	11,000	11,000,112
Electricite de France SA, 2.19%, 01/22/20(f)	9,000	8,956,155
Enbridge, Inc.(f):
2.19%, 11/15/19	25,000	24,978,438
2.31%, 12/17/19	8,100	8,078,448
2.34%, 12/18/19	6,203	6,186,111
Hitachi Capital America Corp.(f):
2.16%, 11/14/19	10,000	9,992,008
2.15%, 11/20/19	5,465	5,458,816
HSBC Bank plc, (LIBOR USD 3 Month + 0.23%), 2.23%, 10/13/20(a)	7,000	6,999,983
Hyundai Capital America(f):
2.50%, 11/01/19	2,000	1,999,889
2.23%, 12/06/19	10,750	10,728,178
2.32%, 12/11/19	6,000	5,986,128
2.13%, 01/24/20	5,000	4,975,031
ING US Funding LLC(a):
(LIBOR USD 1 Month + 0.18%), 2.20%, 12/02/19	3,505	3,505,461
(LIBOR USD 3 Month + 0.17%), 2.28%, 09/23/20	10,000	10,000,014
(LIBOR USD 3 Month + 0.20%), 2.17%, 10/19/20	5,000	4,999,989
Keurig Dr Pepper, Inc., 2.24%, 12/06/19(f)	10,000	9,978,640
Lloyds Bank plc, (LIBOR USD 1 Month + 0.17%), 2.02%, 02/21/20(a)	5,000	5,001,253
LMA-Americas LLC, 2.81%, 11/08/19(f)	4,000	3,998,502
Macquarie Bank Ltd., 3.22%, 11/07/19(f)	2,000	1,999,358
Mondelez International, Inc., 2.12%, 11/06/19(f)	16,000	15,994,811
Mont Blanc Capital Corp., 2.21%, 11/13/19(f)	3,000	2,998,083
National Grid Electricity Transmission plc(f):
2.27%, 12/19/19	15,000	14,956,125

Security	Par (000)	Value

Commercial Paper (continued)
2.12%, 01/23/20	USD 16,000	$15,921,077
2.01%, 02/07/20	9,000	8,947,530
Nationwide Building Society(d)(f):
2.32%, 01/21/20	19,000	18,925,475
2.02%, 04/01/20	15,000	14,874,094
Nissan Motor Acceptance Corp.(f):
2.44%, 11/27/19	3,000	2,996,227
2.30%, 12/18/19	7,000	6,983,106
2.22%, 01/31/20	9,000	8,948,940
2.25%, 02/28/20	12,500	12,407,500
Nordea Bank AB, 2.68%, 04/27/20(f)	5,000	4,953,261
Nordea Bank Abp, (LIBOR USD 3 Month + 0.47%), 2.59%, 05/29/20(a)(d)	3,000	3,006,949
Nutrien Ltd.(f):
2.23%, 11/25/19	7,000	6,990,132
2.24%, 12/17/19	14,000	13,962,750
2.18%, 12/18/19	10,000	9,972,773
2.19%, 12/19/19	10,000	9,972,152
1.99%, 12/23/19	5,199	5,183,217
Parker-Hannifin Corp.(f):
2.27%, 11/05/19	5,000	4,998,893
2.27%, 11/06/19	11,500	11,496,937
2.27%, 11/25/19	3,500	3,495,907
2.28%, 12/04/19	14,000	13,976,689
2.26%, 12/10/19	1,500	1,497,028
2.24%, 01/07/20	6,000	5,978,943
2.14%, 02/03/20	10,000	9,950,336
Reckitt Benckiser Treasury Services plc(f):
2.30%, 01/08/20	5,000	4,982,185
2.79%, 02/03/20	2,000	1,989,946
2.52%, 04/09/20	8,000	7,927,693
2.23%, 04/20/20	12,000	11,883,499
2.50%, 04/30/20	18,000	17,814,178
2.14%, 05/29/20	5,000	4,939,132
Rogers Communications, Inc., 2.24%, 11/05/19(f)	10,000	9,997,160
Royal Bank of Canada(a):
(LIBOR USD 3 Month + 0.21%), 2.25%, 01/07/20	1,000	1,000,349
(SOFR + 0.31%), 2.13%, 08/17/20	22,000	21,990,409
(SOFR + 0.40%), 2.22%, 10/02/20	1,500	1,500,209
Salisbury Receivables Co. LLC, (SOFR + 0.30%), 2.12%, 02/20/20(a)	4,000	4,001,745
Santander UK plc, 2.06%, 02/03/20(f)	6,000	5,970,312
Shell International Finance BV, 1.97%, 06/26/20(f)	6,825	6,738,684
Societe Generale SA(a):
(LIBOR USD 1 Month + 0.53%), 2.42%, 12/16/19	1,000	1,000,652
(LIBOR USD 1 Month + 0.38%), 2.23%, 08/20/20	10,000	10,008,658
Sumitomo Mitsui Trust Bank Ltd., 2.20%, 12/16/19(f)	12,000	11,971,265
Suncor Energy, Inc.(f):
2.44%, 11/04/19	6,250	6,248,581
1.33%, 02/03/20	7,500	7,458,042
Suncorp-Metway Ltd.(f):
2.56%, 11/20/19	5,500	5,494,616
2.11%, 02/24/20	10,000	9,936,490
Svenska Handelsbanken AB, 1.94%, 10/16/20(f)	8,000	7,848,446
TELUS Corp., 2.42%, 11/15/19(f)	20,400	20,382,405
Toronto-Dominion Bank (The), (LIBOR USD 1 Month + 0.18%), 2.10%, 06/12/20(a)	9,000	8,997,882
Total Capital Canada Ltd., 1.90%, 04/23/20(f)	5,000	4,955,156

6

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Short Obligations Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Paper (continued)
Toyota Industries Commercial Finance, Inc., 2.74%, 11/29/19(d)(f)	USD	5,000	$4,993,193
TransCanada PipeLines Ltd.(f):
2.23%, 12/06/19		5,000	4,989,850
2.18%, 01/08/20		7,600	7,569,425
UBS AG:
(LIBOR USD 3 Month + 0.32%), 2.48%, 12/19/19(a)		2,000	2,000,685
2.32%, 04/24/20(f)		4,000	3,962,786
(LIBOR USD 3 Month + 0.20%), 2.21%, 07/10/20(a)		6,000	6,000,391
United Technologies Corp., 2.10%, 11/26/19(f)		2,000	1,997,068
VW Credit, Inc.(f):
2.68%, 11/04/19		10,000	9,997,730
2.31%, 11/19/19		3,000	2,996,765
3.28%, 12/04/19		6,600	6,587,346
2.32%, 01/06/20		5,300	5,279,316
2.20%, 01/13/20		4,250	4,231,619
2.15%, 01/28/20		5,000	4,973,807
2.50%, 04/01/20		2,000	1,981,946
Walgreens Boots Alliance, Inc.(f):
2.94%, 11/04/19		13,500	13,496,935
2.48%, 01/24/20		6,500	6,467,541
2.43%, 02/03/20		5,000	4,972,028
2.25%, 03/05/20		7,000	6,948,060

Security		Par (000)	Value

Commercial Paper (continued)
2.17%, 03/09/20	USD	1,500	$1,488,517
2.28%, 03/27/20		10,000	9,912,844
Welltower, Inc.(f):
2.24%, 11/04/19		5,000	4,998,865
2.19%, 11/12/19		7,000	6,995,186
2.15%, 11/18/19		15,000	14,984,625

Total Commercial Paper — 28.1% (Cost: $858,520,036)			858,895,814

		Shares

Money Market Funds — 0.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.70%(h)*		930,239	930,239

Total Money Market Funds — 0.0% (Cost: $930,239)			930,239

Total Repurchase Agreements — 6.2% (Cost: $188,500,000)			188,500,000

Total Short-Term Securities — 54.5% (Cost: $1,667,229,888)			1,668,025,349

Total Investments — 100.4% (Cost: $3,068,319,780)			3,075,018,033

Liabilities in Excess of Other Assets — (0.4)%			(13,532,024)

Net Assets — 100.0%			$3,061,486,009

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	Variable rate security. Rate shown is the rate in effect as of period end.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Rates are the current rate or a range of current rates as of period end.
(g)	Issuer is a U.S. branch of a foreign domiciled bank.
(h)	Annualized 7-day yield as of period end.
*

During the period ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 07/31/19	Shares Purchased	Shares Sold	Shares Held at 10/31/19	Value at 10/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund,
Institutional Class(b)	189,379	740,860	—	930,239	$930,239	$47,081	$—	$—
BlackRock Liquid Environmentally
Aware Fund	—	16,996,601	—	16,996,601	17,001,700	13,789	—	1,700

					$17,931,939	$60,870	$—	$1,700

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

7

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Short Obligations Fund

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Bank of America Securities, Inc.	2.20	%(a)	10/31/19	12/06/19	$20,000	$20,000	$20,044,000	Corporate/Debt Obligations, 3.00% to 11.75%, due 02/25/20 to 01/23/50	$19,688,596	$21,475,108
	2.40	(a)	10/31/19	12/16/19	1,000	1,000	1,003,067	Corporate/Debt Obligation, 0.00%, due 11/27/19	1,052,078	1,050,000
	2.50	(a)	10/31/19	01/05/20	4,000	4,000	4,018,333	Corporate/Debt Obligations, 0.00% to 3.00%, due 11/14/19 to 10/25/58	5,011,537	4,364,409

Total Bank of America Securities, Inc.						$25,000				$26,889,517

Barclays Bank plc	2.13	(b)	10/31/19	11/01/19	15,000	15,000	15,000,887	Corporate/Debt Obligation, 0.00%, due 12/25/79	19,064,482	17,250,001
	2.22		08/26/19	02/26/20	15,000	15,000	15,170,200	Corporate/Debt Obligation, 0.00%, due 12/25/79	19,064,482	17,250,001
	2.30		09/19/19	12/19/19	7,000	7,000	7,040,697	Corporate/Debt Obligations, 2.26% to 11.49%, due 07/16/31 to 01/25/36	42,548,823	8,050,000
	2.40	(a)	10/31/19	02/04/20	20,000	20,000	20,128,000	Corporate/Debt Obligation, 0.00%, due 12/25/79	25,419,309	23,000,001

Total Barclays Bank plc						$57,000				$65,550,003

Citigroup Global Markets, Inc.	2.21	(a)	10/31/19	01/02/20	3,000	3,000	3,011,619	Corporate/Debt Obligations, 2.38% to 3.90%, due 10/15/50 to 02/15/51	2,926,420	3,220,659
	2.28	(a)	10/31/19	02/01/20	6,000	6,000	6,035,296	Corporate/Debt Obligations, 3.13% to 4.40%, due 05/07/31 to 04/20/32	6,667,063	6,669,867

Total Citigroup Global Markets, Inc						$9,000				$9,890,526

Credit Suisse Securities USA LLC	2.23	(a)	10/31/19	12/06/19	1,000	1,000	1,002,235	Corporate/Debt Obligation, 2.02%, due 03/25/37	24,515,770	1,150,000
	2.34	(a)	10/31/19	01/05/20	25,000	25,000	25,107,250	Corporate/Debt Obligations, 3.55% to 9.00%, due 11/15/21 to 12/31/49	36,701,134	28,542,648

Total Credit Suisse Securities USA LLC						$26,000				$29,692,648

JP Morgan Securities LLC	2.10	(a)	10/31/19	11/08/19	20,000	20,000	20,009,333	Corporate/Debt Obligations, 1.01% to 9.35%, due 05/15/22 to 04/04/79	207,346,863	21,658,346
	2.30	(a)	10/31/19	01/31/20	4,000	4,000	4,023,534	Corporate/Debt Obligations, 5.13% to 8.38%, due 07/15/25 to 06/15/27	4,111,181	4,480,905
	2.46		08/13/19	11/13/19	17,000	17,000	17,106,873	Corporate/Debt Obligations, 2.50% to 5.13%, due 11/15/23 to 04/25/57	27,305,152	18,296,625

Total JP Morgan Securities LLC						$41,000				$44,435,876

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Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Short Obligations Fund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Mizuho Securities USA LLC	2.34	%(a)	10/31/19	12/06/19	$3,500	$3,500	$3,508,176	Corporate/Debt Obligation, 10.22%, due 06/25/21	$22,975,064	$ 3,675,000

Wells Fargo Securities LLC	2.30		09/25/19	12/20/19	17,000	17,000	17,093,406	Corporate/Debt Obligation, 0.00%, due 01/13/20	17,931,445	17,850,000
	2.35		09/04/19	12/04/19	10,000	10,000	10,059,403	Corporate/Debt Obligations, 0.00%, due 11/19/19 to 11/20/19	10,512,051	10,500,000

Total Wells Fargo Securities LLC						$27,000				$ 28,350,000

						$188,500				$208,483,570

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.

Glossary of Terms Used in this Report

Currency

USD	United States Dollar

Portfolio Abbreviations

LIBOR	London Interbank Offered Rate

SOFR	Secured Overnight Financing Rate

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee”) own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$79,593,822	$—	$79,593,822
Corporate Bonds (a)	—	1,295,244,295	—	1,295,244,295

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Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Short Obligations Fund

	Level 1	Level 2	Level 3	Total
Foreign Agency Obligations (a)	$—	$15,152,867	$—	$15,152,867
Investment Companies	17,001,700	—	—	17,001,700
Short-Term Securities:
Certificates of Deposit	—	619,699,296	—	619,699,296
Commercial Paper	—	858,895,814	—	858,895,814
Money Market Funds	930,239	—	—	930,239
Repurchase Agreements	—	188,500,000	—	188,500,000

	$17,931,939	$3,057,086,094	$—	$3,075,018,033

(a)	See above Schedule of Investments for values in each industry or country.

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